PREPAID LAND LEASE PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID LAND LEASE PAYMENTS [Abstract]
Schedule of Prepaid Land Lease Payments
	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Prepaid land lease payments	445,444	456,823	70,212
Less: accumulated amortization	(3,634)	(8,890)	(1,366)
Net carrying value	441,810	447,933	68,846

Schedule of Estimated Annual Amortization Expenses
	Amortization
	RMB	US$
2018	9,164	1,408
2019	9,164	1,408
2020	9,164	1,408
2021	9,164	1,408
2022	9,164	1,408